Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2014

Collection Period Start	1-Feb-14	Distribution Date	17-Mar-14
Collection Period End	28-Feb-14	30/360 Days	30
Beg. of Interest Period	18-Feb-14	Actual/360 Days	27
End of Interest Period	17-Mar-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	612,565,315.69	583,933,388.32	0.6462183
Total Securities		903,616,273.65	612,565,315.69	583,933,388.32	0.6462183
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	65,361,985.29	53,284,210.61	0.3726169
Class A-2b Notes	0.254500%	196,000,000.00	89,587,056.75	73,032,904.06	0.3726169
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,077,774.67	24,510.74	84.4599627	0.1714038
Class A-2b Notes	16,554,152.70	17,099.93	84.4599627	0.0872445
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,631,927.37	200,544.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,486,475.90
Monthly Interest				2,901,283.79
Total Monthly Payments				11,387,759.69

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				414,829.44
Aggregate Sales Proceeds Advance				11,905,626.61
Total Advances				12,320,456.05

Vehicle Disposition Proceeds:
Reallocation Payments				9,106,246.80
Repurchase Payments				482,157.21
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,687,551.08
Excess Wear and Tear and Excess Mileage				72,413.54
Remaining Payoffs				0.00
Net Insurance Proceeds				535,049.81
Residual Value Surplus				184,678.63
Total Collections				39,776,312.81

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	7,005,304.00			445
Involuntary Repossession	245,969.00			16
Voluntary Repossession	177,973.00			11
Full Termination	1,664,178.80			102
Bankruptcy	12,822.00			1
Insurance Payoff		527,801.51		26
Customer Payoff			71,611.13	4
Grounding Dealer Payoff			3,294,403.98	160
Dealer Purchase			1,292,691.13	55
Total	9,106,246.80	527,801.51	4,658,706.24	820

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	32,801	694,507,940.42	7.00000%	612,565,315.69
Total Depreciation Received		(9,726,579.55)		(8,049,848.99)
Principal Amount of Gross Losses	(54)	(1,101,661.29)		(979,895.84)
Repurchase / Reallocation	(28)	(503,643.39)		(482,157.21)
Early Terminations	(805)	(14,552,025.80)		(12,791,761.39)
Scheduled Terminations	(348)	(6,947,328.55)		(6,328,263.94)
Pool Balance - End of Period	31,566	661,676,701.84		583,933,388.32

Remaining Pool Balance
Lease Payment				125,202,608.16
Residual Value				458,730,780.16
Total				583,933,388.32

III. DISTRIBUTIONS

Total Collections					39,776,312.81
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					39,776,312.81

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					380,423.24
3. Reimbursement of Sales Proceeds Advance					6,162,886.57
4. Servicing Fee:
Servicing Fee Due					510,471.10
Servicing Fee Paid					510,471.10
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,053,780.91

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					24,510.74

Class A-2 Notes Monthly Interest Paid					24,510.74
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					17,099.93

Class A-2 Notes Monthly Interest Paid					17,099.93
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	200,544.00
Total Note and Certificate Monthly Interest Paid	200,544.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,521,987.90

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,631,927.37

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	28,631,927.37
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,890,060.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,890,060.53
Gross Reserve Account Balance		17,444,304.63
Remaining Available Collections Released to Seller		3,890,060.53
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.72
Monthly Prepayment Speed		120%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,015,136.33
Securitization Value of Defaulted Receivables and Casualty Receivables	979,895.84	54
Aggregate Defaulted and Casualty Gain (Loss)	35,240.49
Pool Balance at Beginning of Collection Period	612,565,315.69
Net Loss Ratio	0.0058%

Cumulative Net Losses for all Periods	0.1737%	1,569,674.78

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,938,672.07	229
61-90 Days Delinquent	845,781.43	47
91-120+ Days Delinquent	354,760.99	19
Total Delinquent Receivables:	5,139,214.49	295
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	8,669,482.80	547
Securitization Value	9,174,880.37
Aggregate Residual Gain (Loss)	(505,397.57)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	42,461,577.95	2,687
Cumulative Securitization Value	47,366,570.67
Cumulative Residual Gain (Loss)	(4,904,992.72)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		11,797,730.85
Reimbursement of Outstanding Advance		6,162,886.57
Additional Advances for current period		11,905,626.61
Ending Balance of Residual Advance		17,540,470.89

Beginning Balance of Payment Advance		976,535.66
Reimbursement of Outstanding Payment Advance		380,423.24
Additional Payment Advances for current period		414,829.44
Ending Balance of Payment Advance		1,010,941.86

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No